Document and Entity Information (USD $)	11 Months Ended
	Dec. 29, 2013	Jun. 28, 2013
Entity Information [Line Items]
Entity Registrant Name	HEINZ H J CO
Entity Central Index Key	0000046640
Document Type	S-4
Document Period End Date	Dec. 29, 2013
Amendment Flag	false
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-29
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Public Float		$ 0
Entity Common Stock, Shares Outstanding	100